ITEM 1. Report to Shareholders

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
May 31, 2003

Certified Shareholder Report and Financials

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------
As of 5/31/03

                               Personal              Lehman
                               Strategy            Brothers            Combined
                                 Income      U.S. Aggregate               Index
                                   Fund          Bond Index           Portfolio
--------------------------------------------------------------------------------

'94                              10,000              10,000              10,000

'95                              11,290              10,955              11,078

'96                              12,852              11,436              12,589

'97                              14,741              12,387              14,169

'98                              17,189              13,738              16,470

'99                              18,294              14,337              18,036

'00                              19,098              14,639              19,236

'01                              20,346              16,559              19,598

'02                              20,632              17,900              19,438

'03                              21,209              19,972              19,830

--------------------------------------------------------------------------------

Average Annual Compound Total Return
--------------------------------------------------------------------------------

                                                                          Since
Periods Ended                                                         Inception
5/31/03                  1 Year         3 Years         5 Years         7/29/94
--------------------------------------------------------------------------------

Personal Strategy
Income Fund                2.80%           3.56%           4.29%           8.88%

Lehman Brothers
U.S. Aggregate
Bond Index                11.58           10.91            7.77            8.15

Combined Index
Portfolio*                 2.02            1.02            3.78            8.06
--------------------------------------------------------------------------------
* An unmanaged portfolio composed of 40% stocks (34% Wilshire 5000, 6% MSCI EAFE Index), 40% bonds (Lehman Brothers U.S. Aggregate Index), and 20% money market securities (Citigroup 3-Month Treasury Bill Index).

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Dear Shareholder,

          We are pleased to report that your fund had a positive return of 2.80% during the 12 months ended May 31, 2003. The fund performed in line with its Combined Index Portfolio benchmark but was far behind the Lehman Brothers U.S. Aggregate Bond Index, which measures the performance of the investment-grade bond market. Performance versus the Lehman index was constrained by the fund's stock holdings, as bonds strongly outperformed stocks during the period.

          As you know, the fund's objective is to generate the highest total return consistent with an emphasis on income first and capital appreciation second. The portfolio is designed with a neutral weighting of 40% stocks, 40% bonds, and 20% money market securities, although allocations can vary by as much as 10 percentage points above or below these levels.

Interest Rate Levels
--------------------------------------------------------------------------------

                                10-Year              5-Year              90-Day
                               Treasury            Treasury            Treasury
                                   Note                Note                Bill
--------------------------------------------------------------------------------

5/31/02                            5.04                4.35                1.72
                                    4.8                4.03                1.68
                                   4.46                3.45                1.69
8/31/02                            4.14                3.22                1.67
                                   3.59                2.56                1.55
                                   3.89                2.73                1.45
11/30/02                           4.21                3.27                1.21
                                   3.81                2.73                1.19
                                   3.96                2.93                1.17
2/28/03                            3.69                2.66                1.19
                                    3.8                2.71                1.11
                                   3.84                2.75                1.11
5/31/03                            3.37                2.29                 1.1
--------------------------------------------------------------------------------

The Interest Rate Levels chart reflects the pattern of bond yields over the fund's fiscal year. Yields generally declined as the economy remained sluggish, an environment that favored fixed-income securities throughout the entire period.


Major Index Returns
--------------------------------------------------------------------------------

                                                             12-Month
Period Ended 5/31/03                                           Return
--------------------------------------------------------------------------------

S&P 500 Stock Index                                             -8.06%

Wilshire 4500 Index                                             -4.27

MSCI EAFE Index                                                -11.94

Lehman Brothers U.S.
Aggregate Bond Index                                            11.58

Citigroup 3-Month Treasury
Bill Index                                                       1.46
--------------------------------------------------------------------------------

The Major Index Returns table shows how various asset classes performed over the course of the fiscal year. As noted, bonds (as measured by the Lehman Brothers U.S. Aggregate Bond Index) were far superior to other investment classes represented in the fund's benchmark. The small- and mid-cap stocks in the Wilshire 4500 Index lost ground but outperformed the S&P 500 Stock Index's large-caps, while foreign equities (MSCI EAFE Index) lost nearly 12%.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Portfolio Holdings
--------------------------------------------------------------------------------

                                                           Percent of
                                                           Net Assets
                                                              5/31/03
--------------------------------------------------------------------------------

Money Market Securities                                          11.6%

Bonds                                                            42.2%

  Treasuries/Agencies                                            11.7

  Mortgage-Backed                                                 8.0

  Corporate                                                      18.4

  Foreign                                                         4.1

  Convertible                                                     0.0
--------------------------------------------------------------------------------

                                                           Percent of
                                                           Net Assets
                                                              5/31/03
--------------------------------------------------------------------------------

Stocks                                                           46.2%

  Five Largest Holdings:

  Citigroup                                                       0.7

  Pfizer                                                          0.7

  Vodafone                                                        0.6

  Tyco International                                              0.6

  Bank of America                                                 0.6
--------------------------------------------------------------------------------

The Portfolio Holdings table shows how the fund's assets were allocated as of May 31, 2003. Stocks represented 46.2% of net assets, up 5% over the year earlier, while bonds accounted for 42.2%, down from 47.7%, reflecting our decision to emphasize stocks in the coming months. Money market securities were slightly higher at 11.6%, up from 11.1%.

We thank you for your continued support.

Respectfully submitted,



James S. Riepe
Chairman

June 20, 2003

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials


Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------

                            Year
                           Ended
                         5/31/03    5/31/02    5/31/01    5/31/00    5/31/99
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning of period     $  12.87   $  13.14   $  13.00   $  13.35   $  13.13

Investment activities
  Net investment
  income (loss)             0.35*      0.43*      0.52*      0.54*      0.51*

  Net realized and
  unrealized gain (loss)   (0.02)     (0.26)      0.31       0.02       0.31

  Total from
  investment activities     0.33       0.17       0.83       0.56       0.82

Distributions
  Net investment
  income                   (0.37)     (0.44)     (0.53)     (0.54)     (0.50)

  Net realized gain         --         --        (0.16)     (0.37)     (0.10)

  Total
  distributions            (0.37)     (0.44)     (0.69)     (0.91)     (0.60)

NET ASSET VALUE
End of period           $  12.83   $  12.87   $  13.14   $  13.00   $  13.35
                        --------------------------------------------------------

Ratios/Supplemental Data

Total return^               2.80%*     1.40%*     6.54%*     4.39%*     6.43%*

Ratio of total
expenses to
average net assets          0.80%*     0.90%*     0.90%*     0.90%*     0.90%*

Ratio of net
investment
income (loss)
to average
net assets                  2.89%*     3.34%*     4.04%*     4.06%*     3.91%*

Portfolio
turnover rate              108.5%     115.9%      79.8%      45.4%      48.9%

Net assets,
end of period
(in thousands)          $293,775   $270,372   $246,144   $198,885   $208,208

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* See Note 4. Excludes expenses in excess of a 0.80% contractual expense limitation in effect through 9/30/04 and expenses in excess of a 0.90% contractual expense limitation in effect through 5/31/02, and expenses permanently waived (0.00% of average net assets) related to investments in
     T. Rowe Price mutual funds.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials                    May 31, 2003

Portfolio of Investments                        Shares/Par            Value
--------------------------------------------------------------------------------
                                                               In thousands

  Common Stocks  46.1%

  CONSUMER DISCRETIONARY  6.7%

  Auto Components  0.1%

  Denso (JPY)                                        8,400      $           118

  Keystone
  Automotive *(misc. symbol)                         2,400                   45

  Michelin (EUR)                                     1,477                   54

  Strattec Security *                                  500                   27

                                                                            244


  Automobiles  0.6%

  Ford Motor                                        72,100                  757

  Harley-Davidson                                    5,800                  245

  Honda Motor (JPY)                                  5,000                  180

  Nissan Motor (JPY)                                14,000                  111

  Peugeot (EUR)                                      2,991                  137

  Toyota Motor (JPY)                                13,300                  318

  Volkswagen (EUR) (misc. symbol)                    4,184                  151

                                                                          1,899


  Distributors  0.0%

  Cycle & Carriage (SGD)                             8,753                   26

                                                                             26


  Hotels, Restaurants & Leisure  0.6%

  Applebee's (misc. symbol)                          1,450                   44

  BUCA *(misc. symbol)                               2,600                   17


  Carnival (misc. symbol)                            8,700                  266

  CEC Entertainment *                                1,300                   45

  Chicago Pizza
  & Brewery *(misc. symbol)                            800                    7

  Enterprise Inns (GBP)                              7,784                   94

  Hilton Group (GBP)                                41,406                  116

  International Game Technology *                      700                   62

  MGM Mirage *                                         800                   23

  O' Charley's *                                     1,900                   36

  Red Robin Gourmet
  Burgers *(misc. symbol)                              800                   14

  Ruby Tuesday (misc. symbol)                        4,500                  104

  Sonic *                                            3,025                   78

  Starbucks *                                        8,100                  200

  Starwood Hotels
  & Resorts Worldwide, REIT                         14,400                  417

  The Cheesecake Factory *(misc. symbol)             2,300      $            78

  Whitbread (GBP)                                   13,696                  142

                                                                          1,743


  Household Durables  0.6%

  Electrolux, Series B (SEK)                         4,821                   92

  Funai Electric (JPY)                                 600                   64

  Harman International                               3,300                  245

  Matsushita Electric
  Industrial (JPY)                                   7,000                   64

  Newell Rubbermaid                                 15,100                  430

  Persimmon (GBP)                                   14,894                  113

  SEB (EUR) *                                          424                   40

  Sony (JPY)                                         7,000                  186

  Thomson (EUR) (misc. symbol)                       3,605                   62

  Tupperware                                        28,500                  453

                                                                          1,749


  Internet & Catalog Retail  0.2%

  Alloy Online *(misc. symbol)                       4,800                   34

  e-Bay *                                              200                   20

  USA Interactive *(misc. symbol)                   16,600                  638

                                                                            692

  Leisure Equipment & Products  0.4%

  Brunswick                                          4,200                   92

  Eastman Kodak                                     23,100                  708

  Konica (JPY)                                       5,000                   46

  Polaris Industries (misc. symbol)                    500                   30

  Sammy Corporation (JPY)                              800                   18

  SCP Pool *(misc. symbol)                           5,475                  176

                                                                          1,070


  Media  2.5%

  Aegis (GBP)                                       77,570                  108

  AOL Time Warner *                                 20,500                  312

  British Sky Broadcast (GBP) *                     11,789                  128

  Clear Channel Communications *                    18,000                  733

  Comcast, Class A *                                10,311                  310

  Comcast, Class A, Special *                       18,200                  525

  Disney                                            42,800                  841

  Echostar Communications,
  Class A *                                         12,300                  413

  Emmis Broadcasting,
  Class A *(misc. symbol)                            2,000                   42

  Entercom Communications *                            800      $            39

  Getty Images *                                       600                   24

  Liberty Media, Class A *                          67,964                  795

  News Corporation (AUD)                            11,726                   89

  News Corporation ADR (misc. symbol)                3,900                  120

  Omnicom                                            4,200                  293

  Publicis Groupe (EUR)                              4,043                  106

  Reader's Digest, Class A                          18,900                  245

  Reed Elsevier (EUR)                                8,301                   99

  Scholastic *(misc. symbol)                         2,200                   69

  Scripps, Class A                                   2,600                  229

  Sinclair Broadcast Group
  Class A *(misc. symbol)                            3,700                   45

  Singapore Press (SGD)                              6,000                   58

  TV Azteca (MXN)                                  410,100                  156

  Univision Communications,
  Class A *(misc. symbol)                            9,900                  295

  Viacom, Class B *                                 22,228                1,012

  VNU (EUR)                                          5,665                  165

  Young Broadcasting,
  Class A *(misc. symbol)                            2,200                   47

                                                                          7,298


  Multiline Retail  0.5%

  Debenhams (GBP)                                    7,848                   49

  Kohl's *                                           7,700                  403

  Neiman Marcus,
  Class A *(misc. symbol)                            3,200                  111

  Nordstrom                                         18,000                  336

  Target                                            15,300                  560

                                                                          1,459


  Specialty Retail  1.1%

  AnnTaylor Stores *(misc. symbol)                   3,500                   90

  Best Buy *                                         5,850                  226

  Charles Vogele (CHF) *                             1,309                   35

  Christopher & Banks *(misc. symbol)                1,950                   57

  Esprit Holdings (HKD)                             22,000                   47

  Grupo Elektra (MXN)                               20,000                   55

  Home Depot                                        39,200                1,274

  Inditex (EUR)                                      1,688                   38

  Kingfisher (GBP)                                  19,760                   83

  Linens 'n Things *                                 2,100                   48

  Shimachu (JPY)                                     2,400                   35

  Stein Mart *(misc. symbol)                           900      $             5

  The Finish Line, Class A *                           500                   10

  Too *(misc. symbol)                                3,000                   52

  Toys "R" Us *(misc. symbol)                       85,000                  989

  Ultimate Electronics *(misc. symbol)               1,000                   11

  Valora (CHF)                                         328                   58

  Weight Watchers *                                    800                   34

                                                                          3,147


  Textiles, Apparel, & Luxury Goods  0.1%

  Adidas-Salomon (EUR) (misc. symbol)                1,112                   98

  Culp *(misc. symbol)                                 800                    5

  Dan River, Class A *(misc. symbol)                   700                    2

  Sanyo Shokai (JPY)                                10,000                   56

  Stride Rite                                        7,300                   66


  Unifi *                                            3,400                   23

  Yue Yuen Industrial (HKD) (misc. symbol)          88,000                  205

                                                                            455

  Total Consumer Discretionary                                           19,782


  CONSUMER STAPLES  3.8%

  Beverages  0.6%

  Allied Domecq (GBP)                               22,920                  131

  Anheuser-Busch                                     3,600                  190

  Coca-Cola                                         12,400                  565

  Heineken (EUR)                                     1,953                   70

  Kirin Brewery (JPY)                               15,000                  112

  Lion Nathan (NZD)                                 34,000                  129

  Orkla, Series A
  (NOK) (misc. symbol)                               3,959                   72

  PepsiCo                                            9,620                  425

  Remy Cointreau (EUR)                               2,832                   85

                                                                          1,779


  Food & Staples Retailing  1.1%

  Carrefour (EUR)                                    3,968                  178

  Casey's General Stores                             9,400                  131

  Casino Guichard-Perrachon
  (EUR) (misc. symbol)                               1,411                  104

  CVS                                               42,400                1,107

  FamilyMart (JPY)                                   1,800                   35

  Great Atlantic & Pacific
  Tea Company *(misc. symbol)                        4,600      $            34

  J. Sainsbury (GBP)                                55,466                  246

  Metro (EUR) (misc. symbol)                         3,792                  118

  Performance Food Group *(misc. symbol)               200                    7

  Sysco                                              6,200                  192

  Wal-Mart                                          10,500                  552

  Wal-Mart de Mexico (MXN)                          87,300                  248

  Walgreen                                             800                   25

  Wild Oats Markets *(misc. symbol)                  3,400                   36

  Woolworths (AUD)                                  16,136                  129

                                                                          3,142


  Food Products  0.9%

  American Italian Pasta,
  Class A *(misc. symbol)                              900                   40

  Associated British Foods (GBP)                    14,327                  134

  Campbell Soup                                     23,700                  591


  CSM (EUR)                                          4,187                   92

  General Mills                                     18,620                  871

  International Multifoods *(misc. symbol)           1,600                   32

  Nestle (CHF)                                       1,443                  303

  Parmalat Finanz (EUR) (misc. symbol)              92,784                  273

  Seneca Foods, Class A *                              300                    5

  Seneca Foods, Class B *(misc. symbol)                200                    3

  Unilever (GBP)                                    39,239                  350

  Yakult Honsha (JPY)                                4,000                   51

                                                                          2,745


  Household Products  0.4%

  Colgate-Palmolive                                  9,500                  566

  Kao (JPY)                                          5,000                   92

  Kimberly-Clark                                     7,700                  400

  Procter & Gamble                                   2,200                  202

                                                                          1,260


  Personal Products  0.2%

  Chattem *(misc. symbol)                            1,000                   14

  Estee Lauder, Class A                              3,900                  130

  Gillette                                           4,100                  138

  L'Oreal (EUR) (misc. symbol)                       1,517                  110

  Playtex Products *(misc. symbol)                     800                    6

  Tobacco  0.6%

  Altria Group                                      31,350      $         1,295

  UST                                               13,300                  469

                                                                          1,764

  Total Consumer Staples                                                 11,088


  ENERGY  3.3%

  Energy Equipment & Services  1.0%

  Atwood Oceanics *(misc. symbol)                    2,000                   60

  Baker Hughes                                      31,900                1,054

  BJ Services *                                      8,300                  338

  Cooper Cameron *                                     500                   27

  FMC Technologies *                                 5,900                  132

  Grant Prideco *                                      500                    7

  Hydril *(misc. symbol)                             1,400                   38

  Key Energy Services *                              2,100                   25

  Lone Star Technologies *(misc. symbol)             1,400                   35

  National Oilwell *                                 3,300                   80

  Saipem (EUR) (misc. symbol)                        7,609                   56

  Schlumberger                                      11,300                  549

  Seacor Smit *                                      3,100                  121

  Smedvig, Series A (NOK)                            2,340                   14

  Smith International *(misc. symbol)                8,500                  348

  TGS Nopec Geophysical (NOK) *                      2,024                   22

  W-H Energy Services *(misc. symbol)                2,300                   50

                                                                          2,956


  Oil & Gas  2.3%

  BP (GBP)                                          25,338                  174

  BP ADR                                            28,902                1,211

  ChevronTexaco                                      2,449                  174

  Cia Espanola de Petroleos (EUR)                    8,830                  208

  ENI (EUR)                                         19,022                  307

  ENI SPA ADR (misc. symbol)                           700                   57

  Exxon Mobil                                       30,486                1,110

  Forest Oil *                                       2,750                   67

  Marathon Oil                                      26,700                  687

  Noble Energy                                       2,900                  106

  Norsk Hydro (NOK)                                  2,880      $           127

  OMV (EUR)                                            100                   11

  Petroleo Brasileiro (Petrobras) ADR
    (1 ADR represents 1
  preferred share) (misc. symbol)                    9,200                  163

  Shell Transport & Trading (GBP)                   49,100                  323

  Shell Transport & Trading
  ADR (misc. symbol)                                12,100                  482

  Statoil (NOK) (misc. symbol)                      32,874                  287

  Tonen General Sekiyu (JPY)                         6,000                   41

  TotalFinaElf, Series B
  (EUR) (misc. symbol)                               2,134                  312

  Ultra Petroleum *                                  2,000                   23

  Unocal                                            18,500                  557

  Woodside Petroleum (AUD)                           9,485                   71

  XTO Energy                                         9,033                  194


                                                                          6,692

  Total Energy                                                            9,648


  FINANCIALS  10.3%

  Capital Markets  1.6%

  Bank of New York                                   9,000                  261

  Charles Schwab                                    16,500                  160

  Deutsche Bank (EUR)                                3,063                  179

  Franklin Resources                                 2,900                  108

  Goldman Sachs Group                                5,200                  424

  Legg Mason                                         3,300                  213

  Macquarie Bank (AUD)                               8,052                  146

  Mellon Financial                                  52,500                1,426

  Merrill Lynch                                     10,400                  450

  Morgan Stanley                                    10,300                  471

  Neuberger Berman (misc. symbol)                    2,400                   80

  Nomura Securities (JPY)                            9,000                   92

  Northern Trust                                     7,500                  286

  State Street                                      12,700                  487

                                                                          4,783


  Commercial Banks  3.2%

  77 Bank (JPY)                                     16,000                   68

  ABN Amro Holdings (EUR)                            4,919                   95

  Alliance & Leicester (GBP)                        19,393                  265

  Anglo Irish Bank (EUR)                            14,726      $           129

  Australia & New Zealand Banking (AUD)             32,114                  388

  Australia & New Zealand Banking ADR                1,700                  103

  Banca Intesa (EUR) (misc. symbol)                103,173                  330

  Banco BPI (EUR)                                   21,497                   61

  Banco Popolare de Milano (EUR)                     1,900                    8

  Banco Santander ADR                               10,984                  240

  Banco Santander Central Hispano (EUR)             25,513                  207

  Bank of America                                   22,000                1,632

  Bank of Yokohama (JPY) (misc. symbol)             27,000                   92

  Bank One                                          15,600                  583

  Barclays (GBP)                                    20,624                  145

  BCE (EUR)                                          3,322                   32

  BNP Paribas (EUR)                                  5,035                  249

  Boston Private Financial (misc. symbol)            1,900                   36

  Chittenden                                         6,000                  166

  Citizens Banking (misc. symbol)                    4,800                  127

  DBS (SGD)                                         11,978                   68

  Dexia (EUR)                                        6,092                   81

  Glacier Bancorp (misc. symbol)                     1,661                   42

  HBOS (GBP)                                        26,518                  310

  HSBC Holdings (GBP)                               41,214                  487

  Jyske Bank (DKK) *                                 2,382                   93

  National Australia Bank (AUD)                     15,995                  345

  Nordea (SEK) (misc. symbol)                       22,836                  116

  Provident Bankshares                               3,900                  100

  Royal Bank of Scotland (GBP)                      11,277                  293

  SEB, Series A (SEK)                               15,371                  163

  Southwest Bancorp *(misc. symbol)                  2,900                   96

  Standard Chartered (GBP)                          13,767                  165

  Sumitomo Mitsui Financial
  (JPY) (misc. symbol)                                  32                   53

  Svenska Handelsbanken,
  Series A (SEK)                                    10,130                  175

  U.S. Bancorp                                      40,500                  960

  UniCredito Italiano
  (EUR) (misc. symbol)                              37,373                  171

  Valley National
  Bancorp (misc. symbol)                             4,757                  128

  Wells Fargo                                       10,500                  507

  WestAmerica                                        3,500                  156

                                                                          9,465

  Consumer Finance  0.6%

  Aiful (JPY)                                        1,850      $            77

  American Express                                  24,000                1,000

  Bradford & Bingley (GBP)                          36,483                  209

  Promise (JPY)                                      1,400                   54

  SLM Corporation                                    3,300                  396

                                                                          1,736



  Diversified Financial Services  0.7%

  Citigroup                                         48,790                2,001

  ING Groep (EUR)                                    8,784                  142

                                                                          2,143


  Insurance  2.6%

  Allianz (EUR)                                        782                   59

  AMBAC Financial Group                              4,500                  300

  American International Group                      24,917                1,442

  Aviva (GBP)                                        4,978                   36

  AXA (EUR)                                          5,904                   89

  AXA Asia Pacific (AUD)                            85,410                  122

  Brown and Brown (misc. symbol)                     3,000                  106

  CNP Assurances (EUR)                               4,469                  215

  Hannover Reckversicherungs
  (EUR) (misc. symbol)                               2,133                   61

  Harleysville Group                                 1,600                   39

  Hartford Financial Services Group                  5,200                  243

  Horace Mann Educators                              8,400                  127

  Markel *(misc. symbol)                               400                  101

  Marsh & McLennan                                  13,600                  682

  Millea Holdings (JPY)                                 14                  101

  Munich Re (EUR)                                      519                   56

  Ohio Casualty *(misc. symbol)                      7,600                   96

  PartnerRe                                          2,700                  144

  Progressive Corporation                            3,000                  216

  Prudential (GBP)                                  11,807                   74

  QBE Insurance (AUD)                               21,137                  124

  RAS (EUR) (misc. symbol)                          14,213                  221

  Royal & Sun Alliance (GBP)                        34,052                   79

  SAFECO                                            23,500                  849

  Selective Insurance (misc. symbol)                 2,800                   73

  Sompo Japan Insurance (JPY)                       10,000                   46

  St. Paul Companies                                11,100      $           406

  Travelers Property Casualty, Class A              21,336                  349

  Triad Guaranty *(misc. symbol)                     1,000                   38

  UnumProvident (misc. symbol)                      23,100                  298

  W. R. Berkley                                      2,750                  136

  XL Capital, Class A                                7,100                  618

                                                                          7,546


  Real Estate  1.0%

  AMP Diversified Property
  (AUD) (misc. symbol)                              30,615                   62

  Arden Realty, REIT                                 3,000                   78

  Corio (EUR)                                        2,740                   90

  EastGroup Properties, REIT                         2,900                   79

  Essex Property Trust, REIT                           200                   11

  Federal Realty Investment Trust, REIT             15,800                  521

  Gables Residential Trust, REIT                     2,700                   80

  General Property Trust (AUD)                     120,355                  243

  Glenborough Realty Trust, REIT                     3,300                   62

  Goldcrest (JPY)                                    1,200                   26

  Land Securities Group (GBP)                        3,590                   48

  LaSalle Hotel Properties, REIT                     1,700                   25

  Manufactured Home Communities, REIT                1,000                   34

  Parkway Properties, REIT                           2,200                   87

  Reckson Associates Realty, Class B, REIT             671                   14

  Reckson Associates Realty REIT                    18,300                  370

  Simon Property Group, REIT                        15,268                  574

  Sun Hung Kai Properties (HKD)                     22,000                  110

  Vallehermoso (EUR)                                 3,716                   41

  Washington, REIT (misc. symbol)                    3,400                   93

  Wereldhave (EUR)                                   1,614                  104

  Westfield Trust (AUD)                             60,544                  143

                                                                          2,895


  Thrifts & Mortgage Finance  0.6%

  Fannie Mae                                        16,300                1,206

  Frankfort First                                      300                    6

  Freddie Mac                                        8,100                  484

  ITLA Capital *                                       100                    4

                                                                          1,700

  Total Financials                                                       30,268

  HEALTH CARE  5.6%

  Biotechnology  0.6%

  Abgenix *(misc. symbol)                              100      $             1

  Alexion Pharmaceutical *(misc. symbol)               400                    6

  Alkermes *(misc. symbol)                           3,000                   39

  Amgen *                                           10,500                  679

  Amylin Pharmaceuticals *(misc. symbol)             1,600                   32

  Cephalon *(misc. symbol)                           1,281                   58

  CSL (AUD)                                          2,632                   20

  Cubist Pharmaceuticals *(misc. symbol)               400                    4

  CV Therapeutics *(misc. symbol)                      200                    6

  deCODE GENETICS *                                    200                    1

  Exelixis *(misc. symbol)                           1,200                   10

  Gilead Sciences *                                  7,800                  412

  Incyte *(misc. symbol)                               600                    3

  MedImmune *                                        8,700                  308

  Myriad Genetics *(misc. symbol)                      100                    2

  Neurocrine Biosciences *                           1,200                   61

  NPS Pharmaceuticals *(misc. symbol)                1,000                   22

  OSI Pharmaceuticals *                                400                   11

  Regeneron Pharmaceuticals *(misc. symbol)            400                    5

  Trimeris *(misc. symbol)                           1,000                   49

  Tularik *                                          1,100                   10

  Vertex Pharmaceuticals *                             596                    9

  Vicuron Pharmaceuticals *(misc. symbol)            1,100                   16

  ViroPharma *(misc. symbol)                           400                    1

                                                                          1,765


  Health Care Equipment & Supplies  0.5%

  Analogic                                           1,200                   61

  Biomet                                               800                   22

  Boston Scientific *                                5,300                  276

  DJ Orthopedics *                                     800                    6

  Edwards Lifesciences *                             2,600                   79

  Elekta (SEK) *                                     4,278                   57

  EPIX Medical *(misc. symbol)                         700                    8

  Mathews International,
  Class A (misc. symbol)                             6,000                  144

  Medtronic                                          5,500                  268

  Nektar Therapeutics *                              1,000      $            11

  Nobel Biocare (SEK)                                  368                   24

  Olympus Optical (JPY)                              1,000                   19

  St. Jude Medical *                                 2,600                  146

  Steris *                                           2,600                   59

  Stryker                                            1,300                   87

  Tecan (CHF)                                        1,026                   27

  Wilson Greatbatch
  Technologies *(misc. symbol)                       1,900                   70

                                                                          1,364


  Health Care Providers & Services  1.1%

  Alliance UniChem (GBP)                            15,295                  125

  AmerisourceBergen                                  1,200                   75

  AMN Healthcare Services *(misc. symbol)              200                    2

  Cardinal Health                                    3,450                  199

  Celesio (EUR) (misc. symbol)                       2,818                  116

  Cross Country Healthcare *(misc. symbol)             700                    9

  HCA                                                4,000                  132

  Henry Schein *                                     2,800                  138

  Hooper Holmes                                      6,800                   44

  Lifeline Systems *(misc. symbol)                   1,100                   30

  LifePoint Hospitals *(misc. symbol)                  300                    6

  Mid-Atlantic Medical Services *                    2,400                  115

  Renal Care Group *                                 1,050                   36

  Suzuken (JPY)                                      1,600                   43

  UnitedHealth Group                                15,400                1,477

  WellChoice *(misc. symbol)                         1,500                   38


  Wellpoint Health Networks *                        6,400                  546

                                                                          3,131


  Pharmaceuticals  3.4%

  Abbott Laboratories                               12,400                  552

  Allergan                                             600                   43

  Altana (EUR)                                       1,201                   74

  AstraZeneca (GBP)                                  5,832                  236

  AstraZeneca ADR                                    9,300                  384

  Aventis (EUR) (misc. symbol)                       6,610                  345

  Biovail *(misc. symbol)                            8,200                  382

  Eisai (JPY)                                        5,000                  104

  Eli Lilly                                          3,500                  209

  Eon Labs *(misc. symbol)                             800      $            23

  Forest Labs *                                      7,000                  354

  Galen (GBP)                                       11,512                  111

  GlaxoSmithKline (GBP)                             15,844                  313

  Hisamitsu Pharmaceutical (JPY)                     5,000                   56

  Johnson & Johnson                                 13,800                  750

  Medicines Company *(misc. symbol)                  1,100                   26

  Merck                                             15,100                  839

  Novartis (CHF)                                    11,591                  454

  Noven Pharmaceuticals *(misc. symbol)              3,500                   34

  Novo Nordisk (DKK)                                 1,371                   48

  Pfizer                                            63,216                1,961

  Sanofi-Synthelabo (EUR)                            1,590                  102

  Schering-Plough                                   45,800                  845

  Schwarz Pharma (EUR)                               7,508                  307

  Takeda Chemical Industries (JPY)                   4,000                  157

  Wyeth                                             31,960                1,401

                                                                         10,110

  Total Health Care                                                      16,370


  INDUSTRIALS & BUSINESS SERVICES  5.0%

  Aerospace & Defense  0.1%

  Armor Holdings *                                   5,700                   77

  European Aeronautic Defense
  & Space (EUR) (misc. symbol)                       7,158                   80

  General Dynamics                                     700                   47

  Northrop Grumman                                     200                   18

  Thales (EUR) *                                     1,256                   35

                                                                            257

  Air Freight & Logistics  0.2%

  Expeditors International
  of Washington                                      1,700                   60

  Forward Air *                                      2,400                   61

  Pacer International *(misc. symbol)                2,900                   54

  Ryder System                                       2,600                   69

  UPS, Class B                                       3,800                  237

  UTi Worldwide                                      2,600                   83

                                                                            564


  Airlines  0.0%

  Frontier Airlines *(misc. symbol)                  2,500                   18

  Midwest Express Holdings *(misc. symbol)           2,100      $             6

  Singapore Airlines (SGD)                          15,400                   85

                                                                            109

  Building Products  0.0%

  Central Glass (JPY)                               10,000                   51

  Simpson Manufacturing *                            1,300                   46

                                                                             97


  Commercial Services & Supplies  1.5%

  Apollo Group, Class A *                           10,100                  590

  Buhrmann (EUR)                                     5,238                   21

  Cendant *                                         12,400                  208

  Central Parking (misc. symbol)                     5,300                   60

  ChoicePoint *                                      3,400                  128

  CompX International                                1,400                    7

  Consolidated Graphics *                            1,900                   38

  Davis Service Group (GBP)                         21,563                  135

  Electro Rent *                                     2,000                   20

  G&K Services, Class A (misc. symbol)               2,300                   67

  H&R Block                                          9,000                  369

  Herman Miller (misc. symbol)                       4,500                   87

  Ionics *(misc. symbol)                             3,100                   66

  Layne Christensen *                                  500                    4

  New England Business Service                       3,200                   86

  R.R. Donnelley                                    38,000                  948

  Resources Connection *(misc. symbol)               3,800                   85

  Securitas, Series B (SEK)                          3,506                   36

  SOURCECORP *(misc. symbol)                         2,100                   40

  Spherion *                                         4,000                   21

  Tetra Tech *(misc. symbol)                         5,676                   96

  United Stationers *(misc. symbol)                  3,100                   95

  Waste Management                                  47,806                1,218

  Waterlink *                                        2,600                    0

  West Corporation *(misc. symbol)                   1,000                   25

                                                                          4,450


  Construction & Engineering  0.1%

  Eiffage (EUR)                                        310                   30

  HOCHTIEF (EUR)                                     1,726                   28

  Insituform Technologies,
  Class A *(misc. symbol)                            2,700                   44

  JGC (JPY)                                         10,000      $            64

  Megachips (JPY)                                    1,800                   10

                                                                            176


  Electrical Equipment  0.2%

  A.O. Smith                                         5,750                  183

  American
  Superconductor *(misc. symbol)                       800                    3

  Belden                                             6,400                   87

  Draka (EUR) *                                      1,889                   18

  Global Power Equipment
  Group *(misc. symbol)                                100                    1

  Hitachi Cable (JPY)                               26,000                   60

  LSI Industries (misc. symbol)                      1,850                   22

  Paxar *(misc. symbol)                              7,200                   81

  PECO II *                                          1,100                    1

  Schneider Electric (EUR)                           3,909                  179

  Woodward Governor                                    400                   15

                                                                            650


  Industrial Conglomerates  1.4%

  3M                                                 6,200                  784

  FKI (GBP)                                         48,602                   71

  GE                                                30,700                  881

  Hutchison Whampoa (HKD)                           51,300                  313

  Sembcorp Industries (SGD)                        242,000                  156

  Siemens (EUR)                                      5,460                  259

  Tyco International                                99,494                1,761

                                                                          4,225


  Machinery  0.9%

  Actuant Corporation,
  Class A *(misc. symbol)                            1,580                   68

  Cuno *                                             1,800                   67

  Danaher                                           10,300                  689

  Deere                                             15,100                  659

  Fanuc (JPY)                                        3,100                  140

  Graco                                              2,200                   68

  Harsco                                             4,100                  145

  IDEX (misc. symbol)                                  500                   17

  Joy Global *(misc. symbol)                         1,100                   15

  Lindsay Manufacturing (misc. symbol)               2,100                   43

  Mitsubishi Heavy Industries (JPY)                 51,000                  109

  Pall                                              16,700                  363

  Reliance Steel & Aluminum                            700      $            14

  Saurer (CHF) *                                       594                   15

  Singulus Technology
  (EUR) *(misc. symbol)                              2,956                   50

  SKF, Series B (SEK)                                3,465                   96

  Weir Group (GBP)                                  19,235                   81

                                                                          2,639


  Marine  0.0%

  International
  Shipholding *(misc. symbol)                          900                    8

                                                                              8


  Road & Rail  0.5%

  Arriva (GBP)                                      22,655                  134

  Burlington Northern Santa Fe                      11,500                  339

  Heartland Express *                                  906                   21

  Nippon Express (JPY)                              20,000                   72

  Norfolk Southern                                  33,600                  737

                                                                          1,303


  Trading Companies & Distributors  0.1%

  Hagemeyer (EUR)                                    2,469                   14

  Mitsubishi (JPY)                                  18,000                  113

  MSC Industrial Direct, Class A *                   1,300                   25

  Sumitomo (JPY)                                    18,000                   76

  Watsco                                               750                   12

                                                                            240


  Transportation Infrastructure  0.0%

  Kamigumi (JPY)                                    21,000                   98

                                                                             98

  Total Industrials & Business Services                                  14,816


  INFORMATION TECHNOLOGY  5.3%

  Communications Equipment  1.2%

  Black Box (misc. symbol)                           2,300                   85

  Cisco Systems *                                   56,800                  925

  Corning *                                        139,800                1,022

  Emulex *                                           1,200                   30

  Lucent Technologies *(misc. symbol)              218,100                  482

  Nokia (EUR)                                        5,610                  101

  Nokia ADR                                         24,400                  440

  Packeteer *(misc. symbol)                          1,700      $            26

  QUALCOMM                                           4,000                  134

  Riverstone Networks *(misc. symbol)                7,200                   13

  Sagem (EUR) (misc. symbol)                         1,487                  125

  Stratos Lightwave *(misc. symbol)                    169                    1

  Tekelec *                                          1,300                   19

                                                                          3,403


  Computer Peripherals  0.4%

  Creative Technology (SGD)                          5,850                   39

  Dell Computer *                                   18,300                  573

  IBM                                                2,800                  246

  Lexmark International, Class A *                   2,200                  164

  Mitsumi Electric (JPY) (misc. symbol)              4,000                   36

  Synaptics *(misc. symbol)                          1,900                   22

                                                                          1,080


  Electronic Equipment & Instruments  0.2%

  Artesyn Technologies *                             4,100                   19

  Hitachi (JPY)                                     15,000                   58

  Hosiden (JPY)                                      3,000                   21

  KEMET *(misc. symbol)                              6,800                   69

  Kyocera (JPY)                                      1,000                   54

  Littelfuse *(misc. symbol)                         3,800                   82

  Methode Electronics,
  Class A (misc. symbol)                             5,300                   59

  Newport *(misc. symbol)                            2,400                   38

  Nippon Electric Glass
  (JPY) (misc. symbol)                               6,000                   64

  Plexus *(misc. symbol)                             6,700                   80

  Shimadzu (JPY) (misc. symbol)                     11,000                   31

  Technitrol *                                       3,400                   59

  Woodhead Industries                                3,100                   38

                                                                            672


  Internet Software & Services  0.2%

  Digital Impact *                                   2,400                    4

  Internet Security
  Systems *(misc. symbol)                            3,100                   49

  MatrixOne *                                        5,800                   30

  Netegrity *(misc. symbol)                          2,500                   15

  Register.com *                                       300                    2

  Sonicwall *                                          100                    0

  Webex Communications *(misc. symbol)                 300                    4

  Websense *                                         1,400      $            23

  Yahoo! *                                          12,800                  382

                                                                            509


  IT Services  1.1%

  Accenture, Class A *                              11,200                  196

  Affiliated Computer
  Services, Class A *                               10,600                  491

  BISYS Group *                                      3,700                   67

  CACl International, Class A *                      2,700                   89

  Cap Gemini (EUR) *                                   815                   28

  Concord EFS *                                      9,400                  142

  First Data                                        30,736                1,273

  Fiserv *                                           6,600                  218

  Global Payments                                    2,700                   92

  Iron Mountain *                                    5,300                  209

  Itochu Techno-Science (JPY)                          400                    8

  LogicaCMG (GBP)                                   18,921                   43

  ManTech, Class A *(misc. symbol)                   1,100                   20

  Maximus *(misc. symbol)                            4,100                  110

  MPS Group *                                        9,400                   68

  Paychex                                            5,600                  171

  SunGard Data Systems *                             4,600                  106

  Teleplan (EUR) *                                     302                    1

  Thiel Logistik (EUR) *                             3,592                   12

                                                                          3,344


  Office Electronics  0.1%

  Canon (JPY)                                        6,000                  251

  Neopost (EUR) *                                    1,842                   67

                                                                            318


  Semiconductor & Semiconductor Equipment  1.0%

  Analog Devices *                                  16,400                  632

  Applied Materials *                               15,300                  238

  ATMI *(misc. symbol)                               3,700                   93

  Cabot Microelectronics *(misc. symbol)             1,300                   60

  Entegris *(misc. symbol)                           5,500                   68

  Exar *(misc. symbol)                               4,000                   65

  Infineon Technologies (EUR) *                      3,197                   29

  Intel                                             10,100                  211

  Jenoptik (EUR)                                     7,208                   88

  KLA-Tencor *(misc. symbol)                         2,600      $           120

  Lattice Semiconductor *                              600                    5

  Maxim Integrated Products                         16,200                  635

  MKS Instruments *(misc. symbol)                    4,900                   96

  Mykrolis *                                         5,600                   52

  QLogic *(misc. symbol)                             4,900                  245

  Rohm (JPY)                                           500                   52

  Semtech *(misc. symbol)                            5,500                   87

  Texas Instruments                                  9,700                  199

  Xilinx *                                           1,700                   51

                                                                          3,026


  Software  1.1%

  Actuate *                                          2,200                    4

  Adobe Systems                                      4,900                  173

  Catapult
  Communications *(misc. symbol)                       600                    6

  Concord
  Communications *(misc. symbol)                       900                   13

  Factset Research
  Systems (misc. symbol)                             2,900                  112

  FileNet *(misc. symbol)                            2,900                   48

  Intuit *                                           4,700                  217

  Jack Henry & Associates (misc. symbol)             8,500                  130

  Kronos *(misc. symbol)                             3,800                  186

  Magma Design Automation *(misc. symbol)              300                    5

  Mercury Interactive *(misc. symbol)                  800                   32

  Microsoft                                         60,800                1,496

  Midway Games *(misc. symbol)                       5,800                   21

  NEC Soft (JPY)                                     2,900                   60

  NetIQ *                                              560                    8

  Progress Software *(misc. symbol)                  3,100                   63

  Quest Software *                                   1,700                   19

  Renaissance Learning *(misc. symbol)                 900                   21

  SAP (EUR) (misc. symbol)                           1,954                  219

  SPSS *(misc. symbol)                               2,000                   31

  Symantec *                                         3,700                  167

  Trend Micro (JPY) *                                2,500                   43

  Verisity Ltd. *                                      800                   11

  VERITAS Software *                                 1,025                   29

  Verity *(misc. symbol)                             2,800      $            58

  Wind River Systems *                               4,600                   17

                                                                          3,189

  Total Information Technology                                           15,541


  MATERIALS  3.0%

  Chemicals  1.8%

  Agrium                                            49,200                  585

  Airgas *                                           7,500                  136

  Arch Chemicals                                     4,400                   90

  BASF (EUR) (misc. symbol)                          5,739                  249

  Degussa (EUR) (misc. symbol)                       7,588                  216

  Dow Chemical                                      25,800                  820

  DuPont                                            17,702                  746

  Ferro (misc. symbol)                               3,800                   93

  Great Lakes Chemical                              12,840                  296

  Hercules *(misc. symbol)                          32,700                  325

  Hitachi Chemical (JPY)                             4,400                   39

  IMC Global                                         8,100                   71

  International Flavors & Fragrances                15,600                  490

  Kaneka (JPY)                                      16,000                   88

  MacDermid (misc. symbol)                             700                   18

  Material Sciences                                  2,900                   27

  Minerals Technologies                              3,500                  176

  Potash Corp./Saskatchewan                          5,900                  361

  Scotts, Class A *                                  1,700                   84

  Shin-Etsu Chemical (JPY)                           8,100                  248

  Symyx Technologies *                                 500                    9

                                                                          5,167


  Construction Materials  0.2%

  Aggregate (GBP)                                   89,194                  115

  Boral (AUD)                                       83,138                  265

  Cemex Participating Certificates
   (Represents 2 Series A and
   1 Series B shares) (MXN)                         31,971                  141

  HeidelbergCement (EUR)                               984                   27

  Italcementi (EUR) (misc. symbol)                   5,067                   53

  RMC (GBP)                                         12,237                   90

  Containers & Packaging  0.0%

  Constar International *                              900      $             8

  Smurfit-Stone Container *(misc. symbol)              900                   13

                                                                             21


  Metals & Mining  0.7%

  Alcoa                                             17,620                  434

  Anglo American (GBP)                               6,151                   95

  BHP Steel (AUD)                                   79,381                  175

  Gerdau ADR (misc. symbol)                         20,410                  207

  Gibraltar Steel                                      900                   17

  Lihir Gold (AUD) *                                39,140                   36

  Newmont Mining                                       491                   15

  NN, Inc.                                             700                    8

  Phelps Dodge *                                    24,700                  900

  SSAB Svenskt Stal, Series A (SEK)                  8,850                  125

  Voest-Alpine (EUR)                                 2,361                   80

                                                                          2,092


  Paper & Forest Products  0.3%

  Buckeye Technologies *(misc. symbol)               4,400                   25

  MeadWestvaco                                      19,200                  481

  Paperlinx (AUD)                                   34,095                   99

  Potlatch (misc. symbol)                              100                    2

  Weyerhaeuser                                       7,400                  373

                                                                            980

  Total Materials                                                         8,951


  TELECOMMUNICATION SERVICES  1.8%

  Diversified Telecommunication Services  0.7%

  AT&T                                               6,035                  117

  Cable & Wireless (GBP)                            53,491                   90

  Carso Global Telecom (MXN) *                     136,800                  159

  Portugal Telecom (EUR)                            11,072                   85

  Royal KPN (EUR) *                                 35,382                  247

  SBC Communications                                13,700                  349

  Sprint                                            38,300                  519

  TDC A/S (DKK)                                      2,399                   70

  Tele2 AB, Series B (SEK) *(misc. symbol)           3,549                  135

  Telecom Italia (Ordinary shares)
  (EUR) (misc. symbol)                              22,957      $           212

  Telmex ADR, Series L                               5,600                  170

                                                                          2,153


  Wireless Telecommunication Services  1.1%

  America Movil ADR, Series L                        8,300                  152

  China Unicom (HKD) (misc. symbol)                 52,000                   31

  Debitel (EUR)                                      2,497                   21

  KDDI (JPY)                                            82                  285

  Nextel Communications, Class A *                  25,100                  376

  SK Telecom ADR (misc. symbol)                      4,410                   79

  Smartone Telecommunications (HKD)                 53,000                   62

  Telecom Italia Mobile
  (EUR) (misc. symbol)                              47,945                  251

  Vodafone (GBP)                                    56,727                  123

  Vodafone ADR (misc. symbol)                       81,850                1,793

  Western Wireless,
  Class A *(misc. symbol)                            1,300                   14

                                                                          3,187

  Total Telecommunication Services                                        5,340


  UTILITIES  1.3%

  Electric Utilities  1.1%

  Cleco (misc. symbol)                               2,900                   51

  Constellation Energy
  Group (misc. symbol)                              11,400                  378

  E.On (EUR)                                         7,813                  402

  El Paso Electric *(misc. symbol)                   2,300                   27

  Exelon                                             8,487                  486

  FirstEnergy                                       14,319                  527

  Hokuriku Electric Power (JPY)                      5,200                   82

  Hong Kong Electric (HKD)                          20,000                   80

  Iberdrola (EUR)                                   19,643                  343

  MVV Energie (EUR)                                  1,122                   20

  Tohoku Electric Power (JPY)                       10,900                  169

  TXU                                               25,200                  510

  Unisource Energy (misc. symbol)                      900                   17

                                                                          3,092


  Gas Utilities  0.2%

  Australian Gas Light (AUD)                        24,053                  178

  Centrica (GBP)                                    92,705                  270

  Tokyo Gas (JPY)                                   18,000                   56

  Water Utilities  0.0%

  Severn Trent (GBP)                                11,051      $           136

                                                                            136

  Total Utilities                                                         3,732

  Total Common Stocks (Cost $128,451)                                   135,536


  Preferred Stocks  0.1%

  Hugo Boss (EUR) (misc. symbol)                     4,557                   67

  Porsche (EUR)                                        323                  124

  Total Preferred Stocks (Cost $172)                                        191


  Corporate Bonds  10.2%

  Abbott Laboratories,
     5.625%, 7/1/06                        $       500,000                  555

  ABN Amro Bank, 7.125%,
  6/18/07                                          165,000                  194

  AIG Sunamerica Global
  Financing XII,
     144A, 5.30%, 5/30/07                          300,000                  330

  American Electric Power,
  Series C, 5.375%, 3/15/10                        125,000                  134

  American Express,
     3.00%, 5/16/08                                135,000                  136

  AOL Time Warner,
     7.625%, 4/15/31                               180,000                  209

  Appalachian Power, Series E,
     4.80%, 6/15/05                                200,000                  211

  AT&T Wireless Group,
     7.875%, 3/1/11                                200,000                  238

  Baker Hughes,
     6.875%, 1/15/29                               250,000                  305

  Bank of America, 4.875%, 9/15/12                 245,000                  259

  Bank of New York, 2.20%, 5/12/06                 170,000                  170

  Bank One, 5.25%, 1/30/13                         285,000                  309

  BB&T, 6.50%, 8/1/11                               80,000                   94

  BHP Billiton Finance, 4.80%, 4/15/13             170,000                  179

  Black Hills, 6.50%, 5/15/13                       95,000                   96

  Boeing, 5.125%, 2/15/13                          120,000                  125

  Bottling Group, 144A,
     4.625%, 11/15/12                              180,000                  189

  British Telecommunications,
     VR, 8.375%, 12/15/10                          170,000                  214

  Canadian National Railway,
     4.40%, 3/15/13                                155,000                  159

  Canadian Natural Resources,
     7.20%, 1/15/32                                275,000                  348

  Caterpillar Financial Services,
     2.59%, 7/15/06                                155,000                  157

  CE Electric UK Funding, 144A,
     6.853%, 12/30/04                              400,000                  415

  Chevron Phillips Chemical,
     5.375%, 6/15/07                               150,000                  162

  Cincinnati Gas & Electric,
     5.70%, 9/15/12                                165,000                  182

  CIT Group

     7.125%, 10/15/04                      $        90,000      $            96

     7.75%, 4/2/12                                 175,000                  208

  Citigroup

     3.50%, 2/1/08                                 200,000                  206

     5.625%, 8/27/12                               285,000                  317

  Clear Channel Communications,
     4.625%, 1/15/08                               315,000                  330

  Coca Cola Enterprises, 6.125%, 8/15/11           180,000                  209

  Comcast, 5.85%, 1/15/10                          325,000                  357

  ConocoPhillips, 5.90%, 10/15/32                  170,000                  187

  Consolidated Edison, 4.875%, 2/1/13              120,000                  128

  Consumers Energy, 144A, 4.25%, 4/15/08            85,000                   89

  Countrywide Home Loans, 5.50%, 2/1/07            145,000                  160

  Cox Communications, 7.875%, 8/15/09              195,000                  237

  Credit Suisse First Boston (USA),
     6.50%, 1/15/12                                205,000                  232

  DaimlerChrysler, 7.30%, 1/15/12                  125,000                  147

  Delta Air Lines, ETC, 10.00%, 5/17/10            146,000                  102

  Devon Financing, 6.875%, 9/30/11                 155,000                  183

  Diageo, 3.50%, 11/19/07                          205,000                  213

  DPL, 8.25%, 3/1/07                                90,000                  100

  Entergy Gulf States, 144A,
     5.20%, 12/3/07                                180,000                  188

  Federal Republic of Germany,
     5.00%, 5/20/05 (EUR)                        2,390,000                2,963

  First Union, 6.40%, 4/1/08                        85,000                   98

  FirstEnergy, 7.375%, 11/15/31                    165,000                  187

  France Telecom, VR, 9.25%, 3/1/11                 80,000                  100

  Franklin Resources, 3.70%, 4/15/08                65,000                   67

  Fund American Companies, 5.875%, 5/15/13          90,000                   94

  GE Capital

     3.50%, 5/1/08                                 235,000                  241

     6.00%, 6/15/12                                410,000                  466

  General Motors Acceptance Corp.

     5.85%, 1/14/09                                255,000                  260

     6.125%, 8/28/07                               245,000                  256

  Goldman Sachs Group

     4.125%, 1/15/08                               245,000                  258

     6.125%, 2/15/33                                80,000                   87

  Government of Canada

     3.50%, 6/1/04 (CAD)                         1,895,000                1,387

     5.25%, 6/1/12 (CAD)                         1,855,000                1,438

  Household Finance

     5.75%, 1/30/07                        $        75,000      $            83

     6.375%, 11/27/12                               60,000                   68

  IBM, 4.25%, 9/15/09                              215,000                  229

  Inco, 7.75%, 5/15/12                             210,000                  254

  Inter American Develop Bank,
     5.00%, 11/15/06 (AUD)                       2,200,000                1,448

  International Lease Finance,
     6.375%, 3/15/09                               300,000                  336

  John Deere Capital, 7.00%, 3/15/12               205,000                  246

  Johnson & Johnson, 3.80%, 5/15/13                175,000                  176

  Kellogg, Series B, 6.60%, 4/1/11                 170,000                  200

  Kinder Morgan, 6.50%, 9/1/12                     200,000                  231

  Lehman Brothers, 4.00%, 1/22/08                  110,000                  115

  Lowes, 6.50%, 3/15/29                            155,000                  181

  Marsh & McLennan, 3.625%, 2/15/08                190,000                  198

  Masco, 5.875%, 7/15/12                           265,000                  295

  McCormick, 6.40%, 2/1/06                         325,000                  356

  Monsanto, 4.00%, 5/15/08                         165,000                  171

  Morgan Stanley

     3.625%, 4/1/08                                125,000                  129

     6.60%, 4/1/12                                 205,000                  239

  Nationwide Financial Services,
     5.90%, 7/1/12                                 330,000                  360

  News America, 144A, 6.55%, 3/15/33               215,000                  231

  NiSource Finance, 7.625%, 11/15/05               155,000                  172

  Noram Energy, 6.50%, 2/1/08                       65,000                   70

  Northern Trust, 4.60%, 2/1/13                    120,000                  126

  Occidental Petroleum, 4.25%, 3/15/10              80,000                   83

  Oncor Electric Delivery, 7.00%, 9/1/22            85,000                   98

  Pemex Project Funding Master Trust

     7.375%, 12/15/14                              175,000                  194

   144A, 7.375%, 12/15/14                           65,000                   72

  Pinnacle West Capital,
     6.40%, 4/1/06                                 170,000                  183

  Potash Corp./Saskatchewan,
     4.875%, 3/1/13                                170,000                  176

  Potomac Electric Power,
     3.75%, 2/15/06                                160,000                  165

  PPL Energy, 6.40%, 11/1/11                       230,000                  259

  Principal Mutual Life, 144A,
     8.00%, 3/1/44                                 450,000                  534

  Prudential, 3.75%, 5/1/08                        170,000                  175

  PSEG Power, 8.625%, 4/15/31                      125,000                  168

  Quebec Province, 5.00%, 7/17/09          $       240,000      $           266

  Republic of Chile, 5.50%, 1/15/13                175,000                  187

  Republic of Italy, 2.50%, 3/31/06                160,000                  163

  Rouse, REIT, 8.43%, 4/27/05                      400,000                  438

  Sealed Air, 144A, 5.375%, 4/15/08                125,000                  132

  Sempra Energy, 6.00%, 2/1/13                     190,000                  211

  Southern Power, 6.25%, 7/15/12                   180,000                  207

  Sprint, 6.375%, 5/1/09                           325,000                  343

  State Street, 7.65%, 6/15/10                     190,000                  237

  TXU Energy, 144A, 7.00%, 3/15/13                  85,000                   95

  Unilever, 5.90%, 11/15/32                        190,000                  213

  Union Pacific, 6.50%, 4/15/12                    210,000                  246

  United Mexican States, 6.375%, 1/16/13           215,000                  232

  UST, 6.625%, 7/15/12                             260,000                  304

  Verizon Florida, 6.125%, 1/15/13                 125,000                  143

  Verizon Global Funding

     7.375%, 9/1/12                                 65,000                   79

     7.75%, 12/1/30                                110,000                  141

  Verizon Virginia, 4.625%, 3/15/13                120,000                  123

  Viacom, 5.625%, 8/15/12                          120,000                  135

  Washington Mutual, 5.50%, 1/15/13                250,000                  273

  Wells Fargo Financial, 5.50%, 8/1/12             320,000                  358

  Weyerhaeuser, 5.95%, 11/1/08                     165,000                  184

  XL Capital Finance, 6.50%, 1/15/12               255,000                  292

  Total Corporate Bonds (Cost $27,051)                                   29,984


  ASSET-BACKED SECURITIES  1.1%

  Capital Auto Receivables Asset Trust,
  Series 2002-2
     Class CERT, 4.18%, 10/15/07                   535,608                  549

  Chase Manhattan Auto Owner Trust,
  Series 2001-B

     Class CTFS, 3.75%, 5/15/08                    194,874                  199

  CIT RV Trust, Series 1998-A,
     Class A4, 6.09%, 2/15/12                      511,777                  522

  Citibank Credit Card Issuance Trust,
  Series 2000-C1
     Class C1, 7.45%, 9/15/07                      400,000                  439

  Harley-Davidson Motorcycle Trust
     Series 2003-2, Class 2B, 144A,
     1.89%, 2/15/11                        $       325,000      $           325

     Series 2003-1, Class B,
     2.39%, 11/15/10                               110,134                  111

     Series 2002-1, Class B,
     4.36%, 1/15/10                                252,336                  261

  MBNA Master Credit Card Trust II, Series 2000-D
     Class C, 144A, 8.40%, 9/15/09                 450,000                  519

  Reliant Energy Transition Bond, Series 2001-1
     Class A4, 5.63%, 9/15/15                      375,000                  422

  Total Asset-Backed
  Securities (Cost $3,191)                                                3,347


  NON-U.S. Government
  Mortgage-Backed Securities 2.2%

  Banc of America Commercial Mortgage,
     Series 2003-1 Class A2, CMO,
     4.648%, 9/11/36                               400,000                  421

  BankBoston Home Equity Loan Trust,
     Series 1998-1
     Class A6, 6.35%, 2/25/13                      619,266                  650

  Chase Funding Mortgage Loan
     Series 2003-3, Class 1M1,
     4.537%, 9/25/32                               175,000                  175

     Series 2002-1, Class 1A3,
     5.039%, 12/25/23                              575,000                  593

     Series 2002-2, Class 1M1,
     5.599%, 9/25/31                                80,000                   84

  DLJ Commercial Mortgage, Series 1999-CG2
     Class A1B, CMO, 7.30%, 6/10/32                350,000                  425

  JP Morgan Chase Commercial Mortgage
  Securities

     CMO, 6.26%, 3/15/33                           775,000                  896

     Series 2001-CIB2, Class A2, CMO
       6.244%, 4/15/35                             500,000                  571

  JP Morgan Commercial Mortgage Financial Corp.
     Series 1999-C7, Class A2
     CMO, 6.507%, 10/15/35                         175,000                  203

     Series 1999-PLS1, Class A2
     CMO, 7.11%, 2/15/32                           350,000                  416

  Mellon Residential Funding, Series 2001-HEIL
     Class A3, 5.945%, 2/25/11                     629,310                  635

  Morgan Stanley Dean Witter Capital Trust,
  Series 2002
     Class A2, CMO, 5.98%, 1/15/39                 350,000                  403

  Residential Funding Mortgage Securities,
  Series 1999-S3
     Class A1, CMO, 6.50%, 1/25/29                  18,256                   18

  Salomon Brothers Mortgage Securities VII,
  Series 2001-C1

     Class A2, CMO, 6.226%, 12/18/35       $       475,000      $           541

  Summit Mortgage Trust, Series 2002

     Class A2, CMO, 144A, VR,
     6.32%, 6/28/16                                400,000                  411

  Total Non-U.S. Government Mortgage-Backed
  Securities (Cost $6,057)                                                6,442


  U.S. Government
  Mortgage-Backed Securities 8.0%

  Federal Home Loan Mortgage

     5.00%, 12/1/08                                536,989                  554

     6.00%, 12/1/17                              1,016,244                1,054

     7.00%, 11/1/30 - 6/1/32                     1,091,371                1,144

   ARM, 4.695%, 9/1/32                             341,632                  354

  Federal National Mortgage Assn.

     6.00%, 10/1/13 - 2/1/33                       428,457                  448

     6.50%, 12/1/10 - 12/1/32                    1,521,395                1,595

     7.00%, 1/1/31 - 7/1/32                        559,342                  589

   CMO, 5.50%, 7/25 - 11/25/28                   1,300,000                1,023

   CMO, Interest Only

     5.50%, 12/1/32 +                              287,543                   41

     6.50%, 2/1/32 +                               359,372                   36

   TBA

     5.00%, 1/1/18 - 1/1/33                      4,432,000                4,563

     5.50%, 1/1/33                               2,365,000                2,451

     6.00%, 1/1/33                               1,770,000                1,837

  Government National Mortgage Assn.

     6.00%, 5/15/26                                117,625                  124

     6.50%, 2/15/28 - 9/20/32                    1,603,964                1,684

     7.00%, 3/15/13 - 7/20/27                      757,596                  804

     7.50%, 9/15/22 - 6/15/32                      249,726                  266

     8.00%, 1/15/22 - 10/20/25                     109,499                  120

     8.50%, 9/15/24                                 15,834                   17

     10.50%, 2/15 - 8/15/13                          2,928                    3

    TBA, 6.00%, 1/1/33                           4,525,000                4,709

  Total U.S. Government Mortgage-Backed
  Securities (Cost $23,286)                                              23,416

  U.S. Government
  Obligations/Agencies 11.7%

  Federal Home Loan Bank, 5.75%, 5/15/12   $       875,000      $         1,018

  Federal Home Loan Mortgage

     4.625%, 2/15/07 (EUR)                       2,850,000                3,575

     5.75%, 1/15/12 (misc. symbol)               1,254,000                1,460

     6.25%, 7/15/32                                151,000                  185

     6.75%, 3/15/31                                 97,000                  126

  Federal National Mortgage Assn.

     5.75%, 2/15/08 (misc. symbol)                 210,000                  241

     6.00%, 5/15/11 (misc. symbol)                 945,000                1,115

     7.125%, 1/15/30                                65,000                   87

  U.S. Treasury Bonds

     5.375%, 2/15/31 (misc. symbol)                 30,000                   35

     6.00%, 2/15/26 (misc. symbol)                  60,000                   73

     6.25%, 8/15/23 - 5/15/30 (misc. symbol)     2,335,000                2,972

     6.375%, 8/15/27 (misc. symbol)              2,575,000                3,306

     7.50%, 11/15/16 (misc. symbol)                940,000                1,298

  U.S. Treasury Inflation-Indexed Notes,
     3.00%, 7/15/12                                957,692                1,063

  U.S. Treasury Notes

     3.25%, 12/31/03-8/15/07 (misc. symbol)      2,440,000                2,553

     3.50%, 11/15/06 (misc. symbol)              5,035,000                5,328

     3.875%, 2/15/13 (misc. symbol)                  5,000                    5

     5.00%, 8/15/11 (misc. symbol)                 150,000                  170

     5.875%, 11/15/04 (misc. symbol)**           4,530,000                4,834

     6.50%, 8/15/05 (misc. symbol)               4,320,000                4,804

  Total U.S. Government
  Obligations/Agencies (Cost $31,209)                                    34,248


  DOMESTIC BOND MUTUAL FUNDS  9.0%

  T. Rowe Price Institutional
  High Yield Fund 8.01% p                        2,511,884               26,299

  Total Domestic Bond
  Mutual Funds (Cost $26,349)                                            26,299


  Short-Term Investments  16.0%

  Money Market Fund  16.0%

  T. Rowe Price Reserve
  Investment Fund,
  1.28%, 6/2/03 #                               46,850,920               46,851

  Total Short-Term
  Investments (Cost $46,851)                                             46,851

  SECURITIES LENDING COLLATERAL 13.5%

  Money Market Pooled Account 1.6%

  Investment in money market pooled account
  managed by JPMorgan Chase Bank, London   $     4,857,865      $         4,858

  Money Market Trust 11.9%

  State Street Bank and Trust Company of
  New Hampshire, N.A.,

  Securities Lending Quality Trust units        34,869,790               34,870

  Total Securities Lending
  Collateral (Cost $39,728)                                              39,728


  Total Investments in Securities

  117.9% of Net Assets (Cost $332,345)                          $       346,042



Forward Currency Exchange Contracts

In thousands

                                                                    Unrealized
Counterparty      Settlement   Receive           Deliver            Gain (Loss)
--------------------------------------------------------------------------------

Morgan Stanley    6/30/03      USD        870    CAD         1,200     $     (4)

Morgan Stanley    7/2/03       USD        465    AUD           720           (3)

Morgan Stanley    7/2/03       USD      2,098    EUR         1,775           13


Net unrealized gain (loss) on open forward
currency exchange contracts                                                   6
--------------------------------------------------------------------------------

                                                                        Value
--------------------------------------------------------------------------------
                                                                   In thousands

Futures Contracts


                                       Contract      Unrealized
                     Expiration           Value     Gain (Loss)
                     ----------           -----     -----------
                                              In thousands

Short, 17 five year
U.S. Treasury Notes
contracts, $15,750
of U.S. Treasury
Notes pledged as
initial margin             9/03     $    (1,967)    $        (5)

Short, 33 ten year
U.S. Treasury Notes
contracts, $59,250 of
U.S. Treasury
Notes pledged as
initial margin             9/03     $    (3,908)    $        (1)

Net payments (receipts)
of variation
margin to date                                                8

Variation margin
receivable (payable)
on open futures
contracts                                                                     2


Other Assets
Less Liabilities                                                        (52,275)

NET ASSETS                                                          $   293,775
                                                                    -----------

              # Seven-day yield

              * Non-income producing

              + Interest Only security for which the fund receives interest on notional principal (par)

 (misc. symbol) All or a portion of this security is on loan at May 31, 2003 -
                See Note 2

              p SEC yield

             ** All or a portion of this security is pledged to cover margin requirements on futures contracts at May 31, 2003.

           144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total of such securities at period-end amounts to $3,530,000 and represents 1.2% of net assets

            ADR American Depository Receipts

            ARM Adjustable Rate Mortgage

            AUD Australian dollar

            CAD Canadian dollar

            CHF Swiss franc

            CMO Collateralized Mortgage Obligation

            DKK Danish krone

            ETC Equipment trust certificate

            EUR Euro

            GBP British pound

            HKD Hong Kong dollar

            JPY Japanese yen

            MXN Mexican peso

            NOK Norwegian krone

            NZD New Zealand dollar

           REIT Real Estate Investment Trust

            SEK Swedish krona

            SGD Singapore dollar

            TBA To Be Announced security was purchased on a forward commitment basis

            USD United States dollar

             VR Variable Rate



The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials                        May 31, 2003


Statement of Assets and Liabilities
--------------------------------------------------------------------------------
In thousands

  Assets

  Investments in securities, at value (cost $292,617)      $  306,314

     Other companies (cost $39,728)                            39,728

     Total investments in securities                          346,042

  Other assets                                                  4,473

  Total assets                                                350,515


  Liabilities

  Payable for investment securities purchased                  16,597

  Obligation to return securities lending collateral           39,728

  Other liabilities                                               415

  Total liabilities                                            56,740


  NET ASSETS                                               $  293,775
                                                           ----------

  Net Assets Consist of:
  Undistributed net investment income (loss)               $    1,396

  Undistributed net realized gain (loss)                      (10,903)

  Net unrealized gain (loss)                                   13,714

  Paid-in-capital applicable to 22,894,436 shares of
  $0.0001 par value capital stock outstanding;
  1,000,000,000 shares of the Corporation authorized          289,568


  NET ASSETS                                               $  293,775
                                                           ----------

  NET ASSET VALUE PER SHARE                                $    12.83
                                                           ----------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                 Year
                                                                Ended
                                                              5/31/03

  Investment Income (Loss)

  Income

     Interest                                              $    6,602

     Dividend                                                   2,315

     Income distributions from mutual funds                       691

     Securities lending                                            65

     Total income                                               9,673

  Expenses

     Shareholder servicing                                      1,036

     Investment management                                        747

     Custody and accounting                                       212

     Prospectus and shareholder reports                            43

     Registration                                                  35

     Legal and audit                                               14

     Directors                                                      6

     Miscellaneous                                                  5

     Total expenses                                             2,098

     Expenses paid indirectly                                      (5)

     Net expenses                                               2,093

  Net investment income (loss)                                  7,580

  Realized and Unrealized Gain (Loss)

  Net realized gain (loss)

     Securities                                                (5,264)

     Futures                                                     (993)

     Foreign currency transactions                                (11)

     Net realized gain (loss)                                  (6,268)

  Change in net unrealized gain (loss)

     Securities                                                 7,042

     Futures                                                      140

     Other assets and liabilities
     denominated in foreign currencies                             20

     Change in net unrealized gain (loss)                       7,202

  Net realized and unrealized gain (loss)                         934

  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $    8,514
                                                           ----------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                      Year
                                                     Ended
                                                   5/31/03              5/31/02

  Increase (Decrease) in Net Assets

  Operations

     Net investment income (loss)          $         7,580      $         8,452

     Net realized gain (loss)                       (6,268)              (3,439)

     Change in net unrealized gain (loss)            7,202               (1,470)

     Increase (decrease) in net
     assets from operations                          8,514                3,543

  Distributions to shareholders

     Net investment income                          (7,979)              (8,519)

  Capital share transactions *

     Shares sold                                    83,050               91,300

     Distributions reinvested                        7,874                8,417

     Shares redeemed                               (68,056)             (70,513)

     Increase (decrease) in net assets from
     capital share transactions                     22,868               29,204

  Net Assets

  Increase (decrease) during period                 23,403               24,228

  Beginning of period                              270,372              246,144

  End of period                            $       293,775      $       270,372
                                           ---------------      ---------------


  *Share information
     Shares sold                                     6,888                7,129

     Distributions reinvested                          656                  667

     Shares redeemed                                (5,663)              (5,512)

     Increase (decrease) in
     shares outstanding                              1,881                2,284


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials                       May 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Income Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 29, 1994. The fund seeks the highest total return over time consistent with a primary emphasis on income and a secondary emphasis on capital growth. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 40% stocks, 40% bonds, and 20% money market securities.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation
     Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Premiums and Discounts
     Premiums and discounts on debt securities are amortized for financial reporting purposes.

     Expenses Paid Indirectly
     Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $4,000 and $1,000, respectively, for the year ended May 31, 2003.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures and forward currency exchange contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Forward Currency Exchange Contracts
     During the year ended May 31, 2003, the fund was a party to forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

     Futures Contracts
     During the year ended May 31, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     Securities Lending
     The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At May 31, 2003, the value of loaned securities was $40,873,000; aggregate collateral consisted of $39,728,000 in the money market pooled account and government securities valued at $2,302,000.

     Other
     Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $122,736,000 and $86,563,000, respectively, for the year ended May 31, 2003. Purchases and sales of U.S. government securities aggregated $147,029,000 and $166,893,000, respectively, for the year ended May 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted.

     Distributions during the year ended May 31, 2003 totaled $7,979,000 and were characterized as ordinary income for tax purposes. At May 31, 2003, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------

     Unrealized appreciation                               $27,806,000

     Unrealized depreciation                               (17,493,000)

     Net unrealized appreciation
     (depreciation)                                         10,313,000

     Undistributed ordinary income                           1,540,000

     Capital loss carryforwards                             (7,646,000)

     Paid-in capital                                       289,568,000

     Net assets                                           $293,775,000
                                                          ------------


     Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and May 31 of each year as occurring on the first day of the following tax year. Consequently, $2,703,000 of realized losses reflected in the accompanying financial statements will not be recognized for tax purposes until 2004. Federal income tax regulations require the fund to defer recognition of capital losses realized on certain covered futures and forward currency exchange contract transactions; accordingly, $577,000 of realized losses reflected in the accompanying financial statements have not been recognized for tax purposes as of May 31, 2003. The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of May 31, 2003, the fund had $1,463,000 of capital loss carryforwards that expire in 2009, $3,127,000 that expire in 2010, and $3,056,000 that expire in 2011.

     For the year ended May 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications between income and gain relate primarily to the character of paydown gains and losses on asset-backed securities. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

     Undistributed net investment income                   $  141,000

     Undistributed net realized gain                         (141,000)

     At May 31, 2003, the cost of investments for federal income tax purposes was $335,746,000.



NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At May 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $48,000.

     Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through May 31, 2004, which would cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed 0.80%. Thereafter, through September 30, 2006, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's expense ratio to exceed 0.80%. Pursuant to this agreement, $488,000 of management fees were not accrued by the fund for the year ended May 31, 2003. At May 31, 2003, unaccrued management fees in the amount of $488,000 remain subject to reimbursement by the fund through September 30, 2006, and $225,000 through May 31, 2004.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $955,000 for the year ended May 31, 2003, of which $96,000 was payable at period-end.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended May 31, 2003, totaled $630,000.

     The fund may invest in T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund), an open-end management investment company managed by Price Associates, as a means of gaining efficient and cost-effective exposure to the high yield bond markets. On May 20, 2003, the fund purchased 2,511,884 shares of High Yield Fund, at the net asset value per share on that date, by transferring portfolio securities valued at $26,350,000 to High Yield Fund. For financial reporting and tax purposes, the fund realized a net gain of $1,233,000 on the transfer, reflecting the amount that fair value of the transferred securities on the date of transfer exceeded cost. At May 31, 2003, the fund held 4.5% of High Yield Fund's outstanding shares and, during the year then ended, the fund received distributions from High Yield Fund in the amount of $61,000.

     The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. Because the fund indirectly bears its proportionate share of this fee, Price Associates has agreed to permanently reduce the fund's investment management fee by the amount of expense incurred by High Yield Fund as a result of the fund's investment therein. Pursuant to this agreement, the fund's management fee was reduced by $3,000 during the year ended May 31, 2003.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Personal Strategy Funds, Inc. and Shareholders of T. Rowe Price Personal Strategy Income Fund

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Personal Strategy Income Fund (one of the portfolios comprising T. Rowe Price Personal Strategy Funds, Inc., hereafter referred to as the "Fund") at May 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with custodians and brokers, provide a reasonable basis for our opinion.


     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     June 18, 2003

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Tax Information (Unaudited) for the Tax Year Ended 5/31/03

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     For taxable non-corporate shareholders, $1,185,000 of the fund's distributed income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

     For corporate shareholders, $1,312,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials


About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)                 Principal Occupation(s) During Past 5 Years and
Year Elected*                   Directorships of Other Public Companies


Anthony W. Deering              Director, Chairman of the Board, President, and
(1/28/45)                       Chief Executive Officer, The Rouse Company,
1994                            real estate developers; Director, Mercantile
                                Bank (4/03 to present)

Donald W. Dick, Jr.             Principal, EuroCapital Advisors, LLC, an
(1/27/43)                       acquisition and management advisory firm
2001

David K. Fagin                  Director, Golden Star Resources Ltd., Canyon
(4/9/38)                        Resources Corp. (5/00 to present), and Pacific
2001                            Rim Mining Corp. (2/02 to present); Chairman
                                and President, Nye Corp.

F. Pierce Linaweaver            President, F. Pierce Linaweaver & Associates,
(8/22/34)                       Inc., consulting environmental and civil
1994                            engineers

Hanne M. Merriman               Retail Business Consultant; Director, Ann Taylor
(11/16/41)                      Stores Corp., Ameren Corp., Finlay Enterprises,
2001                            Inc., The Rouse Company, and US Airways Group,
                                Inc.

John G. Schreiber               Owner/President, Centaur Capital Partners, Inc.,
(10/21/46)                      a real estate investment company; Senior Advisor
1994                            and Partner, Blackstone Real Estate Advisors,
                                L.P.;  Director, AMLI Residential Properties
                                Trust, Host Marriott Corp., and The Rouse
                                Company

Hubert D. Vos                   Owner/President, Stonington Capital Corp.,
(8/2/33)                        a private investment company
2001

Paul M. Wythes                  Founding Partner, Sutter Hill Ventures, a
(6/23/33)                       venture capital limited partnership, providing
2001                            equity capital to young high-technology
                                companies throughout the United States;
                                Director, Teltone Corp.

*Each independent director oversees 105 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price        Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]            Directorships of Other Public Companies

James A.C. Kennedy              Director and Vice President, T. Rowe Price
(8/15/53)                       and T. Rowe Price Group, Inc.
1997
[37]

James S. Riepe                  Director and Vice President, T. Rowe Price; Vice
(6/25/43)                       Chairman of the Board, Director, and Vice
1994                            President, T. Rowe Price Group, Inc.; Chairman
[105]                           of the Board and Director, T. Rowe Price Global
                                Asset Management Limited, T. Rowe Price Global
                                Investment Services Limited, T. Rowe Price
                                Investment Services, Inc., T. Rowe Price
                                Retirement Plan Services, Inc., and T. Rowe
                                Price Services, Inc.; Chairman of the Board,
                                Director, President, and Trust Officer, T. Rowe
                                Price Trust Company; Director, T. Rowe Price
                                International, Inc.; Chairman of the Board,
                                Personal Strategy Funds

M. David Testa                  Chief Investment Officer, Director, and Vice
(4/22/44)                       President, T. Rowe Price; Vice Chairman of the
1997                            Board, Chief Investment Officer, Director, and
[105]                           Vice President, T. Rowe Price Group, Inc.;
                                Director, T. Rowe Price Global Asset Management
                                Limited and T. Rowe Price Global Investment
                                Services Limited; Chairman of the Board and
                                Director, T. Rowe Price International, Inc.;
                                Director and Vice President, T. Rowe Price Trust
                                Company

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served        Principal Occupation(s)

Stephen W. Boesel (12/28/44)    Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President,       Group, Inc., and T. Rowe Price Trust Company
Personal Strategy Funds

Stephen V. Booth (6/21/61)      Vice President, T. Rowe Price, T. Rowe Price
Vice President,                 Group, Inc., and T. Rowe Price Trust Company
Personal Strategy Funds

Joseph A. Carrier (12/30/60)    Vice President, T. Rowe Price, T. Rowe Price
Treasurer, Personal Strategy    Group, Inc., and T. Rowe Price Investment
Funds                           Services, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served        Principal Occupation(s)

Roger L. Fiery III (2/10/59)    Vice President, T. Rowe Price, T. Rowe Price
Vice President, Personal        Group, Inc., T. Rowe Price International, Inc.,
Strategy Funds                  and T. Rowe Price Trust Company

Henry H. Hopkins (12/23/42)     Director and Vice President, T. Rowe Price
Vice President, Personal        Group, Inc., T. Rowe Price Investment Services,
Strategy Funds                  Inc., T. Rowe Price Services, Inc., and T. Rowe
                                Price Trust Company; Vice President, T. Rowe
                                Price, T. Rowe Price International, Inc., and
                                T. Rowe Price Retirement Plan Services, Inc.

John H. Laporte (7/26/45)       Vice President, T. Rowe Price; Director and Vice
Vice President, Personal        President, T. Rowe Price Group, Inc.
Strategy Funds

Patricia B. Lippert (1/12/53)   Assistant Vice President, T. Rowe Price and
Secretary, Personal Strategy    T. Rowe Price Investment Services, Inc.
Funds

M. Christine Munoz (12/2/62)    Vice President, T. Rowe Price
Vice President, Personal
Strategy Funds

Edmund M. Notzon III (10/1/45)  Vice President, T. Rowe Price, T. Rowe Price
President, Personal Strategy    Group, Inc., T. Rowe Price Investment Services,
Funds                           Inc., and T. Rowe Price Trust Company

Larry J. Puglia, CFA (8/25/60)  Vice President, T. Rowe Price and T. Rowe
Executive Vice President,       Price Group, Inc.
Personal Strategy Funds

William T. Reynolds (5/26/48)   Director and Vice President, T. Rowe Price and
Vice President, Personal        T. Rowe Price Group, Inc.; Director, T. Rowe
Strategy Funds                  Price Global Asset Management Limited

Brian C. Rogers (6/27/55)       Vice President, T. Rowe Price and T. Rowe Price
Vice President, Personal        Trust Company; Director and Vice President,
Strategy Funds                  T. Rowe Price Group, Inc.

Charles M. Shriver (8/11/67)    Assistant Vice President, T. Rowe Price
Assistant Vice President,
Personal Strategy Funds

Mark J. Vaselkiv (7/22/58)      Vice President, T. Rowe Price and T. Rowe Price
Vice President, Personal        Group, Inc.
Strategy Funds

Julie L. Waples (5/12/70)       Vice President, T. Rowe Price
Vice President, Personal
Strategy Funds

Richard T. Whitney (5/7/58)     Vice President, T. Rowe Price, T. Rowe Price
Vice President, Personal        Group, Inc., T. Rowe Price Trust Company, and
Strategy Funds                  T. Rowe Price International, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

(a) Not required at this time.

(b) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940, are attached.

A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Personal Strategy Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 14, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 14, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     July 09, 2003